UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

            AllianceBernstein International Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein International
Premier Growth Fund


                                            Semi-Annual Report--January 31, 2004

   Investment Products Offered
=================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 11, 2004
Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein International Premier Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of carefully selected, international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

Investment Results
The following table provides the performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the six- and 12-month periods ended January 31, 2004. The MSCI EAFE Growth Index is also included since the Fund generally holds stocks that are categorized as growth stocks as opposed to value stocks.


   INVESTMENT RESULTS*
   Periods Ended January 31, 2004

                                                 ===============================
                                                             Returns
                                                 ===============================
                                                    6 Months           12 Months
AllianceBernstein
International
Premier Growth
Fund
  Class A                                            18.30%             36.81%
--------------------------------------------------------------------------------
  Class B                                            17.66%             35.61%
--------------------------------------------------------------------------------
  Class C                                            17.66%             35.61%
--------------------------------------------------------------------------------
MSCI EAFE
Index                                                25.35%             46.67%
--------------------------------------------------------------------------------
MSCI EAFE
Growth Index                                         24.22%             42.11%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 2.50% for Class A, 3.20% for Class B, 3.20% for Class C and 2.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged MSCI EAFE Growth Index do not reflect fees and expenses associated with the active management of a


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 1 mutual fund portfolio. The MSCI EAFE Index is a market capitalization-weighted index that measures stock market performance in 21 countries within Europe, Australasia and the Far East. The MSCI EAFE Growth Index is a market capitalization-weighted index that measures stock performance in 21 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. Investors cannot invest directly in an index, and its results are not indicative of any specific investment including AllianceBernstein International Premier Growth Fund.

   Additional investment results appear on pages 4-6.

During the six-month period ended January 31, 2004, non-U.S. stocks staged a robust rally as the global economic recovery bolstered expectations for a continued expansion of corporate profits well into 2004. In this improving environment, the Fund posted strong absolute gains for the period under review, but lagged its benchmark, the MSCI EAFE Index. This was due to a strong showing by small-cap stocks and by lower-quality index stocks, which are not part of the Fund's high-quality, large-cap growth strategy. In particular, investors bought stock in scores of telecom and technology companies with poor balance sheets, hoping that the economic recovery would help to keep them afloat despite their weak fundamentals. As a result of these same market forces, the Fund underperformed the MSCI EAFE Index during the 12-month period ended January 31, 2004, as well.

Market Review and Investment Strategy
Although the last 12 months have been very positive for equities after nearly three years of negative returns, the lower quality and riskier stocks posted meaningfully higher returns because of a relief rally. History shows this type of performance is normal in the early stages of an economic recovery. However, we have maintained the Fund's long-standing strategy of investing in large-cap companies with strong earnings growth, high-quality fundamentals and attractive valuations, as research shows these types of stocks generally lead to long-term favorable performance. On a sector basis, the Fund had exposure to technology, consumer services and financial stocks, which continued to benefit from the economic recovery. Also, we balanced this cyclical investment with exposure to health care and consumer staple companies that offered more consistent growth prospects.


-------------------------------------------------------------------------------
2 o AllianceBernstein International Premier Growth Fund

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/3/98
Class B Shares
3/3/98
Class C Shares
3/3/98


PORTFOLIO STATISTICS
Net Assets ($mil): $99.8


SECTOR BREAKDOWN
 24.9% Finance
 20.4% Technology
 12.9% Health Care
 10.8% Consumer Services
 10.5% Consumer Staples                    [PIE GRAPH OMITTED]
  5.8% Consumer Manufacturing
  5.2% Capital Goods
  3.6% Multi-Industry
  2.8% Utilities
  2.7% Energy
  0.4% Basic Industry


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 3

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                           Without Sales Charge    With Sales Charge
                  1 Year          36.81%                30.98%
                 5 Years          -2.36%                -3.20%
Since Inception (3/3/98)          -1.36%                -2.07%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

                  1 Year                                21.24%
                 5 Years                                -2.81%
Since Inception (3/3/98)                                -2.35%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


--------------------------------------------------------------------------------
4 o AllianceBernstein International Premier Growth Fund

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------

                              Without Sales Charge    With Sales Charge
                     1 Year         35.61%                 31.61%
                    5 Years         -3.08%                 -3.08%
   Since Inception (3/3/98)         -2.09%                 -2.09%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

                     1 Year                                21.86%
                    5 Years                                -2.67%
   Since Inception (3/3/98)                                -2.34%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 5

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                               Without Sales Charge    With Sales Charge
                     1 Year           35.61%                34.61%
                    5 Years           -3.08%                -3.08%
   Since Inception (3/3/98)           -2.09%                -2.09%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

                     1 Year                                 24.86%
                    5 Years                                 -2.67%
   Since Inception (3/3/98)                                 -2.34%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


--------------------------------------------------------------------------------
6 o AllianceBernstein International Premier Growth Fund

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
BNP Paribas, SA                          $  3,817,764              3.8%
--------------------------------------------------------------------------------
Hoya Corp.                                  3,640,720              3.7
--------------------------------------------------------------------------------
Credit Suisse Group                         3,491,295              3.5
--------------------------------------------------------------------------------
UBS AG                                      3,234,356              3.2
--------------------------------------------------------------------------------
Tesco Plc.                                  3,231,119              3.2
--------------------------------------------------------------------------------
Standard Chartered Plc.                     3,036,522              3.1
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton, SA        3,023,425              3.0
--------------------------------------------------------------------------------
Vodafone Group Plc.                         2,943,693              3.0
--------------------------------------------------------------------------------
AstraZeneca Plc.                            2,929,118              2.9
--------------------------------------------------------------------------------
Carnival Plc.                               2,915,832              2.9
--------------------------------------------------------------------------------
                                         $ 32,263,844             32.3%



--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 7

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)

Company                                          Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-98.6%

Finland-1.7%
Nokia AB OYJ Corp. Series A.................      83,500      $  1,727,566
                                                              ------------
France-17.7%
Alcatel, SA(a)..............................     125,474         2,075,537
BNP Paribas, SA.............................      61,300         3,817,764
France Telecom, SA(a).......................      94,324         2,797,436
L'Oreal, SA.................................      15,023         1,191,060
LVMH Moet Hennessy Louis Vuitton, SA........      41,922         3,023,425
Schneider Electric, SA......................      32,400         2,102,623
Total, SA...................................      14,900         2,626,161
                                                              ------------
                                                                17,634,006
                                                              ------------
Germany-8.1%
Altana AG...................................      22,300         1,265,237
Bayerische Motoren Werke (BMW) AG...........      23,211         1,029,254
Porsche AG pfd. ............................       2,100         1,200,634
SAP AG......................................      16,600         2,733,494
Siemens AG..................................      22,500         1,824,493
                                                              ------------
                                                                 8,053,112
                                                              ------------
Hong Kong-0.3%
Li & Fung, Ltd. ............................     146,000           264,690
                                                              ------------
India-1.5%
Housing Development Finance Corp., Ltd. ....      75,000         1,075,947
Reliance Industries, Ltd. ..................      18,085           223,432
   GDR(b)...................................       4,915           142,043
                                                              ------------
                                                                 1,441,422
                                                              ------------
Ireland-2.0%
CRH Plc. ...................................      95,032         2,001,668
                                                              ------------
Israel-2.0%
Teva Pharmaceutical Industries, Ltd. (ADR)..      31,100         1,946,549
                                                              ------------
Japan-17.1%
Canon, Inc. ................................      50,000         2,552,105
Funai Electric Co., Ltd. ...................       1,700           222,874
Hoya Corp. .................................      37,000         3,640,720
Keyence Corp. ..............................       6,800         1,413,413
Matsushita Electric Industrial Co., Ltd. ...      34,000           507,774
Mitsubishi Corp. ...........................     170,000         1,717,756
Mitsubishi Tokyo Financial Group, Inc. .....         207         1,618,120
Nissan Motor Co., Ltd. .....................      87,000           928,428
Nitto Denko Corp. ..........................      32,000         1,690,817


--------------------------------------------------------------------------------
8 o AllianceBernstein International Premier Growth Fund

Company                                          Shares         U.S. $ Value
--------------------------------------------------------------------------------

Nomura Holdings, Inc. ......................      32,000       $   523,881
Ricoh Co., Ltd. ............................      61,000         1,179,120
Takeda Chemical Industries, Ltd. ...........      25,100         1,043,906
                                                              ------------
                                                                17,038,914
                                                              ------------
Mexico-1.1%
America Movil SA de CV Series L (ADR).......      36,500         1,140,625
                                                              ------------
Netherlands-1.6%
ASML Holding NV(a)..........................      83,100         1,600,255
                                                              ------------
South Korea-1.2%
Samsung Electronics Co., Ltd. ..............       2,700         1,205,624
                                                              ------------
Sweden-2.1%
Sandvik AB..................................      33,400         1,124,223
Securitas AB Series B.......................      75,500         1,003,271
                                                              ------------
                                                                 2,127,494
                                                              ------------
Switzerland-13.4%
Alcon, Inc. ................................      23,400         1,497,834
Credit Suisse Group.........................      92,400         3,491,295
Novartis AG.................................      26,279         1,182,967
Roche Holding AG............................      11,912         1,206,866
Swiss Reinsurance Co. ......................      38,174         2,775,574
UBS AG......................................      45,100         3,234,356
                                                              ------------
                                                                13,388,892
                                                              ------------
Taiwan-2.0%
Taiwan Semiconductor Manufacturing Co.,
Ltd.(a).....................................     575,229         1,138,384
United Microelectronics Corp.(a)............     600,000           568,516
   ADR(a)...................................      49,000           265,090
                                                              ------------
                                                                 1,971,990
                                                              ------------
United Kingdom-26.8%
AstraZeneca Plc. ...........................      61,800         2,929,118
Carnival Plc. ..............................      63,800         2,915,832
Hilton Group Plc. ..........................     205,500           850,662
HSBC Holdings Plc. .........................     170,720         2,630,849
Reckitt Benckiser Plc. .....................     121,574         2,841,243
Royal Bank of Scotland Group Plc. ..........      76,900         2,269,250
Smith & Nephew Plc. ........................     182,056         1,588,479
Standard Chartered Plc. ....................     186,049         3,036,522
Tesco Plc. .................................     743,744         3,231,119
Vodafone Group Plc. ........................   1,175,300         2,943,693
WPP Group Plc. .............................     138,500         1,530,107
                                                              ------------
                                                                26,766,874
                                                              ------------


--------------------------------------------------------------------------------
                         AllianceBernstein International Premier Growth Fund o 9

                                                              U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-98.6%
   (cost $74,716,861).......................               $    98,309,681
Other assets less liabilities-1.4%..........                     1,445,468
                                                           ---------------

Net Assets-100%.............................               $    99,755,149
                                                           ===============



(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2004, the market value of this security amounted to $142,043 or 0.1% of net assets.

    Glossary of terms:

    ADR-American Depositary Receipt

    GDR-Global Depositary Receipt

    See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein International Premier Growth Fund

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $74,716,861)..   $    98,309,681
Foreign cash, at value (cost $419,252)..................           421,297
Receivable for investment securities sold
  and foreign currency contracts........................         9,089,293
Interest and dividends receivable.......................           148,092
Receivable for capital stock sold.......................           140,600
                                                           ---------------
Total assets............................................       108,108,963
                                                           ---------------
Liabilities
Due to custodian........................................           114,685
Payable for investment securities purchased
  and foreign currency contracts........................         7,331,835
Payable for capital stock redeemed......................           372,757
Advisory fee payable....................................            70,875
Distribution fee payable................................            63,209
Accrued expenses and other liabilities..................           400,453
                                                           ---------------
Total liabilities.......................................         8,353,814
                                                           ---------------
Net Assets..............................................   $    99,755,149
                                                           ---------------
Composition of Net Assets
Capital stock, at par...................................   $        11,483
Additional paid-in capital..............................       210,887,624
Accumulated net investment loss.........................        (1,076,868)
Accumulated net realized loss on investments
  and foreign currency transactions.....................      (133,686,064)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities...        23,618,974
                                                           ---------------
                                                           $    99,755,149
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($24,955,709/2,798,224 shares of capital stock
  issued and outstanding)...............................             $8.92
Sales charge--4.25% of public offering price............               .40
                                                                     -----
Maximum offering price..................................             $9.32
                                                                     -----
Class B Shares
Net asset value and offering price per share
  ($47,528,353/5,569,515 shares of capital stock
  issued and outstanding)...............................             $8.53
                                                                     -----
Class C Shares
Net asset value and offering price per share
  ($15,527,203/1,819,416 shares of capital stock
  issued and outstanding)...............................             $8.53
                                                                     -----
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($11,743,884/1,295,657 shares of capital stock
  issued and outstanding)...............................             $9.06
                                                                     -----


See notes to financial statements.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 11

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $34,597)..........................     $    373,650
Interest...............................            1,515      $    375,165
                                            ------------
Expenses
Advisory fee...........................          500,984
Distribution fee--Class A..............           37,768
Distribution fee--Class B..............          236,238
Distribution fee--Class C..............           78,435
Transfer agency........................          327,233
Custodian..............................          144,835
Printing...............................           75,296
Audit and legal........................           62,065
Registration...........................           45,938
Administrative.........................           44,985
Directors' fees........................            9,216
Miscellaneous..........................           10,588
                                            ------------
Total expenses.........................        1,573,581
Less: expenses waived and reimbursed
  by the Adviser and the Transfer
  Agent (see Note B)...................         (121,503)
Less: expense offset arrangement
  (see Note B).........................              (45)
                                            ------------
Net expenses...........................                          1,452,033
                                                           ---------------
Net investment loss....................                         (1,076,868)
                                                           ---------------
Realized and Unrealized Gain on
Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.............                          5,224,099
   Foreign currency transactions.......                             60,858
Net change in unrealized appreciation/
   depreciation of:
   Investments.........................                         12,245,156
   Foreign currency denominated assets
     and liabilities...................                             18,918
                                                           ---------------
Net gain on investment and foreign
   currency transactions...............                         17,549,031
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    16,472,163
                                                           ---------------


See notes to financial statements.


12 o AllianceBernstein International Premier Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                  Six Months      December 1,
                                     Ended          2002 to        Year Ended
                               January 31, 2004    July 31,       November 30,
                                  (unaudited)        2003*            2002
                                -------------    -------------   -------------
Increase (Decrease) in Net
Assets from Operations
Net investment loss..........   $  (1,076,868)   $  (686,818)    $  (2,181,378)
Net realized gain (loss) on
  investment and foreign currency
  transactions...............       5,284,957     (6,526,747)      (16,304,455)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign
  currency denominated
  assets and liabilities.....      12,264,074      9,654,474           865,341
                                -------------  -------------     -------------
Net increase (decrease) in net
  assets from operations.....      16,472,163      2,440,909       (17,620,492)
Capital Stock Transactions
Net decrease.................     (14,269,175)   (14,467,742)      (36,814,553)
                                -------------  -------------     -------------
Total increase (decrease)....       2,202,988    (12,026,833)      (54,435,045)
Net Assets
Beginning of period..........      97,552,161    109,578,994       164,014,039
                                -------------  -------------     -------------
End of period................   $  99,755,149  $  97,552,161     $ 109,578,994
                                -------------  -------------     -------------


* The Fund changed its fiscal year end from November 30 to July 31. See notes to financial statements.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 13

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein International Premier Growth Fund, Inc. (the "Fund") was incorporated as a Maryland Corporation on November 24, 1997 and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available on request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


--------------------------------------------------------------------------------
14 o AllianceBernstein International Premier Growth Fund asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 15 liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the average daily net assets for Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended January 31, 2004, such waivers and reimbursement amounted to $77,284.


--------------------------------------------------------------------------------
16 o AllianceBernstein International Premier Growth Fund

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $7 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $22,333. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended January 31, 2004, such fees amounted to $41,112.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $220,037 for the six months ended January 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $21,886.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $45 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,279 from the sales of Class A shares and received $9,776, $48,219 and $2,799 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004, amounted to $193,684, of which none were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 17 incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,552,211 and $1,192,223 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2004, were as follows:

                                             Purchases           Sales
                                         ---------------    ---------------
Investment securities (excluding
  U.S. government securities)..........   $ 46,762,742       $ 62,863,949
U.S. government securities.............             -0-                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................      $ 23,843,045
Gross unrealized depreciation...........................          (250,225)
                                                              ------------
Net unrealized appreciation.............................      $ 23,592,820
                                                              ------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.


--------------------------------------------------------------------------------
18 o AllianceBernstein International Premier Growth Fund

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                           ==========================================================
                                                    Shares
                           ==========================================================
                             Six Months Ended
                             January 31, 2004   December 1, 2002           Year Ended
                                  (unaudited)   to July 31, 2003*   November 30, 2002
                           -----------------------------------------------------------
Class A
Shares sold                         1,554,318      5,538,848           10,518,407
--------------------------------------------------------------------------------------
Shares converted from Class B         133,492         53,904               68,806
--------------------------------------------------------------------------------------
Shares redeemed                    (2,051,917)    (6,186,920)         (11,683,623)
--------------------------------------------------------------------------------------
Net decrease                         (364,107)      (594,168)          (1,096,410)
======================================================================================
Class B
Shares sold                           220,456        379,249            1,158,848
--------------------------------------------------------------------------------------
Shares converted to Class A          (143,697)       (56,253)             (70,983)
--------------------------------------------------------------------------------------
Shares redeemed                      (827,534)    (1,478,133)          (3,504,325)
--------------------------------------------------------------------------------------
Net decrease                         (750,775)    (1,155,137)          (2,416,460)
======================================================================================
Class C
Shares sold                         1,272,313      4,866,072            4,692,416
--------------------------------------------------------------------------------------
Shares redeemed                    (1,557,514)    (5,303,022)          (5,718,232)
--------------------------------------------------------------------------------------
Net decrease                         (285,201)      (436,950)          (1,025,816)
======================================================================================
Advisor Class
Shares sold                           310,958        648,557              287,576
--------------------------------------------------------------------------------------
Shares redeemed                      (663,858)      (544,075)            (415,695)
--------------------------------------------------------------------------------------
Net increase (decrease)              (352,900)       104,482             (128,119)
======================================================================================



* The Fund changed its fiscal year end from November 30 to July 31.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 19

                           ==========================================================
                                                    Amount
                           ==========================================================
                             Six Months Ended
                             January 31, 2004   December 1, 2002           Year Ended
                                  (unaudited)   to July 31, 2003*   November 30, 2002
                           -----------------------------------------------------------
Class A
Shares sold                     $  11,458,933    $  38,075,319       $  79,941,057
--------------------------------------------------------------------------------------
Shares converted from Class B       1,879,172          374,253             535,221
--------------------------------------------------------------------------------------
Shares redeemed                   (16,467,791)     (42,814,218)        (89,842,194)
--------------------------------------------------------------------------------------
Net decrease                    $  (3,129,686)   $  (4,364,646)      $  (9,365,916)
======================================================================================
Class B
Shares sold                     $   1,747,154    $   2,505,155       $   8,813,230
--------------------------------------------------------------------------------------
Shares converted to Class A        (1,879,172)        (374,253)           (535,221)
--------------------------------------------------------------------------------------
Shares redeemed                    (5,776,014)      (9,714,282)         26,414,345)
--------------------------------------------------------------------------------------
Net decrease                    $  (5,908,032)   $  (7,583,380)      $ (18,136,336)
======================================================================================
Class C
Shares sold                     $   9,474,942    $  32,278,572       $  34,153,384
--------------------------------------------------------------------------------------
Shares redeemed                   (11,787,595)     (35,378,183)        (42,408,853)
--------------------------------------------------------------------------------------
Net decrease                    $  (2,312,653)   $  (3,099,611)      $  (8,255,469)
======================================================================================
Advisor Class
Shares sold                     $   2,487,409    $   4,471,657       $   2,235,289
--------------------------------------------------------------------------------------
Shares redeemed                    (5,406,213)      (3,891,762          (3,292,121)
--------------------------------------------------------------------------------------
Net increase (decrease)         $  (2,918,804)   $     579,895       $  (1,056,832)
======================================================================================


* The Fund changed its fiscal year end from November 30 to July 31.

NOTE F
Concentration of Risk
Investing in securities of foreign companies involves special risks which include revaluation of currencies, the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.


--------------------------------------------------------------------------------
20 o AllianceBernstein International Premier Growth Fund

NOTE H
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the fiscal year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................    $ (134,760,269)(a)
                                                           --------------
Unrealized appreciation/(depreciation).................         7,144,148(b)
Total accumulated earnings/(deficit)...................    $ (127,616,121)
                                                           --------------


(a) On July 31, 2003, the Fund had a net capital loss carryforward of $134,760,269, of which $10,327,674 expires in the year 2008, $97,068,324 expires in the year 2009, $19,888,061 expires in the year 2010 and $7,476,210 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 21

           January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance


--------------------------------------------------------------------------------
22 o AllianceBernstein International Premier Growth Fund

Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 23

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              =============================================================================
                                                                                  Class A
                                              =============================================================================
                                                Six Months
                                                     Ended         December
                                               January 31,       1, 2002 to               Year Ended November 30,
                                                      2004         July 31,       -----------------------------------------
                                               (unaudited)             2003(a)         2002     2001       2000      1999
                                             ------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  7.54          $  7.31         $  8.36  $ 10.50     $13.22   $  9.63
                                             ------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b).....................           (.07)(c)(d)      (.03)(c)        (.09)    (.10)      (.14)     (.15)(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions....................           1.45              .26            (.96)   (2.04)     (2.14)     3.74
                                             ------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations....................           1.38              .23           (1.05)   (2.14)     (2.28)     3.59
                                             ------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions....................             -0-              -0-             -0-      -0-      (.44)       -0-
                                             ------------------------------------------------------------------------------
Total distributions........................             -0-              -0-             -0-      -0-      (.44)       -0-
                                             ------------------------------------------------------------------------------
Net asset value, end of period ............        $  8.92           $ 7.54         $  7.31  $  8.36   $  10.50  $  13.22
                                             ------------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e).......................          18.30%            3.15%         (12.56)% (20.38)%   (17.88)%   37.28%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $24,956          $23,851         $27,456  $40,555    $60,330   $12,851
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           2.49%(f)         2.50%(f)        2.47%    2.17%      1.95%     2.51%(g)
  Expenses, before waivers/
    reimbursements.........................           2.67%(f)         2.99%(f)        2.47%    2.17%      1.95%     3.26%
  Net investment loss......................          (1.75)%(c)(d)(f)  (.68)%(c)(f)   (1.17)%  (1.06)%     1.07)%   (1.34)%(c)
Portfolio turnover rate....................             48%              56%             75%     171%       111%      107%


See footnote summary on page 28.


--------------------------------------------------------------------------------
24 o AllianceBernstein International Premier Growth Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              ==============================================================================
                                                                                  Class B
                                              ==============================================================================
                                                Six Months
                                                     Ended         December
                                               January 31,       1, 2002 to               Year Ended November 30,
                                                      2004         July 31,       ------------------------------------------
                                               (unaudited)             2003(a)         2002        2001      2000      1999
                                             -------------------------------------------------------------------------------
Net asset value,
  beginning of period......................          $7.25            $7.06           $8.12      $10.29    $13.05   $  9.58
                                             -------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ....................           (.10)(c)(d)      (.06)(c)        (.14)(c)    (.17)     (.23)     (.22)(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions....................           1.38              .25            (.92)      (2.00)    (2.09)     3.69
                                             -------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations....................           1.28              .19           (1.06)      (2.17)    (2.32)     3.47
                                             -------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions....................             -0-              -0-             -0-         -0-     (.44)       -0-
                                             -------------------------------------------------------------------------------
Total distributions........................             -0-              -0-             -0-         -0-     (.44)       -0-
                                             -------------------------------------------------------------------------------
Net asset value, end of period ............        $  8.53           $ 7.25         $  7.06     $  8.12  $  10.29   $ 13.05
                                             -------------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e).......................          17.66%            2.69%         (13.05)%    (21.09)%  (18.44)%   36.22%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $47,528          $45,815         $52,744     $80,353  $122,503   $28,678
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           3.20%(f)         3.20%(f)        3.20%       2.92%     2.67%     3.21%(g)
  Expenses, before waivers/
    reimbursements.........................           3.45%(f)         3.79%(f)        3.25%       2.92%     2.67%     3.93%
  Net investment loss......................          (2.46)%(c)(d)(f) (1.38)%(c)(f)   (1.88)%(c)  (1.84)%   (1.79)%   (2.07)%(c)
Portfolio turnover rate....................             48%              56%             75%        171%      111%      107%



See footnote summary on page 28.


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              =============================================================================
                                                                                  Class C
                                              =============================================================================
                                                Six Months
                                                     Ended         December
                                               January 31,       1, 2002 to                 Year Ended November 30,
                                                      2004         July 31,       -----------------------------------------
                                               (unaudited)             2003(a)         2002        2001      2000      1999
                                             ------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  7.25          $  7.06         $  8.13     $ 10.29   $ 13.05   $  9.57
                                             ------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b).....................           (.10)(c)(d)      (.06)(c)        (.14)(c)    (.16)     (.23)     (.22)(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions....................           1.38              .25            (.93)      (2.00)    (2.09)     3.70
                                             ------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations....................           1.28              .19           (1.07)      (2.16)    (2.32)     3.48
                                             ------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions....................             -0-              -0 -            -0-         -0-     (.44)      -0-
                                             ------------------------------------------------------------------------------
Total distributions........................             -0-              -0 -            -0-         -0-     (.44)      -0-
                                             ------------------------------------------------------------------------------
Net asset value, end of period ............        $  8.53          $  7.25         $  7.06     $  8.13   $ 10.29   $ 13.05
                                             ------------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e).......................          17.66%            2.69 %        (13.16)%    (20.99)%  (18.44)%   36.36%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $15,527          $15,257         $17,942     $28,990   $46,894    $9,235
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           3.19%(f)         3.20%(f)        3.20%       2.88%     2.66%     3.21%(g)
  Expenses, before waivers/
    reimbursements.........................           3.41%(f)         3.73%(f)        3.20%       2.88%     2.66%     3.92%
  Net investment loss......................          (2.43)%(c)(d)(f) (1.37)%(d)(f)   (1.90)%(c)  (1.80)%   (1.79)%   (2.06)%(c)
Portfolio turnover rate....................             48%              56%             75%        171%      111%      107%


See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o AllianceBernstein International Premier Growth Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                              =================================================================================
                                                                                Advisor Class
                                              =================================================================================
                                                Six Months
                                                     Ended         December
                                               January 31,       1, 2002 to               Year Ended November 30,
                                                      2004         July 31,       ---------------------------------------------
                                               (unaudited)             2003(a)         2002     2001       2000      1999
                                             ----------------------------------------------------------------------------------
Net asset value,
  beginning of period......................        $  7.66          $  7.41         $  8.44     $ 10.58   $ 13.27   $  9.64
                                             ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b).....................           (.06)(c)(d)      (.01)(c)        (.07)       (.07)     (.09)     (.12)(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions....................           1.46              .26            (.96)      (2.07)    (2.16)     3.75
                                             ----------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations....................           1.40              .25           (1.03)      (2.14)    (2.25)     3.63
                                             ----------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gain
  on investment and foreign
  currency transactions....................             -0-              -0-    -0-      -0-       (.44)       -0-
                                             ----------------------------------------------------------------------------------
Total distributions........................             -0-              -0-    -0-      -0-       (.44)       -0-
                                             ----------------------------------------------------------------------------------
Net asset value, end of period ............        $  9.06           $ 7.66         $  7.41     $  8.44  $  10.58   $ 13.27
                                             ----------------------------------------------------------------------------------
Total Return
Total investment return based on
  net asset value(e).......................          18.28%            3.37%         (12.20)%    (20.23)%  (17.57)%   37.66%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................        $11,744          $12,629         $11,437     $14,116   $18,800    $2,386
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.........................           2.19%(f)         2.20%(f)        2.18%       1.86%     1.61%     2.21%(g)
  Expenses, before waivers/
    reimbursements.........................           2.38%(f)         2.70%(f)        2.18%       1.86%     1.61%     2.96%
  Net investment loss......................          (1.42)%(c)(d)(f)  (.32)%(c)(f)    (.85)%      (.78)%    (.68)%   (1.06)%(c)
Portfolio turnover rate....................             48%              56%             75%        171%      111%      107%

See footnote summary on page 28.



--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 27

(a) The Fund changed its fiscal year end from November 30 to July 31.
(b) Based on average shares outstanding.
(c) Net of expenses waived/reimbursed by the Adviser.
(d) Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                            Year Ended
                        November 30, 1999
                      --------------------
Class A...............        2.50%
Class B...............        3.20%
Class C...............        3.20%
Advisor Class.........        2.20%


--------------------------------------------------------------------------------
28 o AllianceBernstein International Premier Growth Fund

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Bruce W. Calvert, Executive Vice President
Edward Baker, Vice President
Gurudutt M. Baliga(2), Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 76278-6003
Toll-Free (800) 221-5672

IndependentAuditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee
(2) Mr. Baliga is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

-------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 29

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Global Research Growth Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government gency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
30 o AllianceBernstein International Premier Growth Fund

NOTES


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 31

NOTES


--------------------------------------------------------------------------------
32 o AllianceBernstein International Premier Growth Fund

NOTES


--------------------------------------------------------------------------------
                        AllianceBernstein International Premier Growth Fund o 33

[LOGO] AllianceBernstein(SM)
       Investment Research and Management



ALLIANCEBERNSTEIN INTERNATIONAL PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

SM This service mark used under license from the owner, Alliance Capital Management L.P.

IPGSR0104




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.             DESCRIPTION OF EXHIBIT
         -----------             ----------------------
         11 (b) (1)              Certification of Principal Executive Officer
                                 Pursuant to Section 302 of the Sarbanes-Oxley
                                 Act of 2002

         11 (b) (2)              Certification of Principal Financial Officer
                                 Pursuant to Section 302 of the Sarbanes-
                                 Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                 Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Premier Growth Fund, Inc.

By:    /s/Marc O. Mayer
       --------------------------------
       Marc O. Mayer
       President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Marc O. Mayer
       --------------------------------
       Marc O. Mayer
       President

Date:  March 31, 2004

By:    /s/Mark D. Gersten
       -------------------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  March 31, 2004